SILVANT LARGE-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—99.1%
Communication Services—13.9%
Alphabet, Inc. Class A(1)	2,983	$3,643
Alphabet, Inc. Class C(1)	3,063	3,734
Comcast Corp. Class A	42,697	1,925
Facebook, Inc. Class A(1)	7,994	1,423
Netflix, Inc.(1)	6,398	1,712
Walt Disney Co. (The)	15,086	1,966

		14,403

Consumer Discretionary—15.8%
Amazon.com, Inc.(1)	4,360	7,569
Etsy, Inc.(1)	7,378	417
Home Depot, Inc. (The)	10,989	2,550
Las Vegas Sands Corp.	19,667	1,136
O’Reilly Automotive, Inc.(1)	4,884	1,946
Royal Caribbean Cruises Ltd.	6,143	665
TJX Cos., Inc. (The)	28,467	1,587
Tractor Supply Co.	5,995	542

		16,412

Consumer Staples—5.0%
Colgate-Palmolive Co.	12,976	954
Costco Wholesale Corp.	8,468	2,440
Estee Lauder Cos., Inc. (The) Class A	8,917	1,774

		5,168

Energy—0.9%
Devon Energy Corp.	10,486	252
EOG Resources, Inc.	8,640	641

		893

Financials—1.7%
American Express Co.	10,211	1,208

	Shares	Value

Financials—continued
Goldman Sachs Group, Inc. (The)	2,661	$551

		1,759

Health Care—11.2%
Alexion Pharmaceuticals, Inc.(1)	7,705	755
Becton, Dickinson & Co.	2,131	539
Bristol-Myers Squibb Co.	22,121	1,122
Edwards Lifesciences Corp.(1)	9,051	1,991
Exact Sciences Corp.(1)	11,242	1,016
Insulet Corp.(1)	2,493	411
Intuitive Surgical, Inc.(1)	2,032	1,097
Mettler-Toledo International, Inc.(1)	1,475	1,039
Thermo Fisher Scientific, Inc.	2,126	619
UnitedHealth Group, Inc.	9,521	2,069
Vertex Pharmaceuticals, Inc.(1)	5,704	966

		11,624

Industrials—12.3%
Boeing Co. (The)	4,894	1,862
Deere & Co.	8,433	1,422
Emerson Electric Co.	17,342	1,160
Fair Isaac Corp.(1)	1,366	415
Fortune Brands Home & Security, Inc.	9,413	515
Honeywell International, Inc.	14,911	2,523
IHS Markit Ltd.(1)	13,639	912
Knight-Swift Transportation Holdings, Inc.	33,126	1,202
Roper Technologies, Inc.	1,790	638
Waste Management, Inc.	8,042	925
Xylem, Inc.	15,565	1,239

		12,813

	Shares	Value
Information Technology—35.4%
Adobe, Inc.(1)	10,314	$2,849
Analog Devices, Inc.	7,147	799
Apple, Inc.	26,794	6,001
Applied Materials, Inc.	25,459	1,270
Autodesk, Inc.(1)	12,312	1,819
Mastercard, Inc. Class A	10,245	2,782
Microsoft Corp.	72,056	10,018
QUALCOMM, Inc.	9,658	737
salesforce.com, Inc.(1)	11,851	1,759
Splunk, Inc.(1)	5,482	646
Universal Display Corp.	6,452	1,083
Visa, Inc. Class A	32,259	5,549
Workday, Inc. Class A(1)	8,617	1,465

		36,777

Materials—1.8%
Air Products & Chemicals, Inc.	2,762	613
Vulcan Materials Co.	8,467	1,280

		1,893

Real Estate—1.1%
Equinix, Inc.	2,044	1,179
TOTAL COMMON STOCKS (Identified Cost $50,272)		102,921
TOTAL LONG-TERM INVESTMENTS—99.1% (Identified Cost $50,272)		102,921
TOTAL INVESTMENTS—99.1% (Identified Cost $50,272)		$102,921
Other assets and liabilities, net—0.9%		889

NET ASSETS—100.0%		$103,810

Footnote Legend:

(1)	Non-income producing.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$102,921	$102,921

Total Investments	$102,921	$102,921

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SILVANT LARGE-CAP GROWTH STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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